Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal					$ (61)	$ (64)
State					(30)	(39)
Total					(91)	(103)
Federal					0	0
State					0	0
Total provision for income taxes	$ (16)	$ (26)	$ (32)	$ (55)	$ (91)	$ (103)